Average Annual Total Returns{- Fidelity Worldwide Fund} - 10.31 Fidelity Worldwide Fund - AMCIZ PRO-14 - Fidelity Worldwide Fund	Fidelity Advisor Worldwide Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Worldwide Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Worldwide Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Worldwide Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Worldwide Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Worldwide Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Worldwide Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Worldwide Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Worldwide Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Worldwide Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Worldwide Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Worldwide Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Worldwide Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Worldwide Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Worldwide Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Worldwide Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Worldwide Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Worldwide Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Worldwide Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Worldwide Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Worldwide Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Worldwide Fund: Class Z Return Before Taxes Inception Date	F0341 Past 1 year	F0341 Past 5 years	F0341 Past 10 years
Total	22.98%	14.04%	11.14%	20.75%	12.53%	9.74%	15.11%	10.95%	8.75%	25.57%	14.25%	11.09%	28.45%	14.49%	10.95%	30.84%	15.72%	12.11%	30.99%		17.58%	[1]	Oct. 02, 2018	16.39%	12.69%	10.34%

[1]	(a)Since inception October 2, 2018.